SCHEDULE OF REVENUE AND SEGMENT INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	$ 25,456,775	$ 55,339,277	$ 47,684,127
Reportable segment results	(11,976,182)	5,210,820	1,960,543
Direct Purchase ODM [Member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	15,581,574	37,439,109	28,721,441
Reportable segment results	(128,996)	6,118,794	3,441,324
Direct Purchase ODM [Member] | Logs [Member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	10,024,250	27,272,065	20,035,002
Direct Purchase ODM [Member] | Flooring [Member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	1,844,633	4,407,737	4,167,894
Direct Purchase ODM [Member] | Decking [Member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	3,712,691	5,759,307	4,518,545
Direct Purchase ODM [Member] | Sawn Timber [Member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue
Manufacturing [Member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	9,875,201	17,900,168	18,962,686
Reportable segment results	(9,651,185)	1,678,217	(204,274)
Manufacturing [Member] | Logs [Member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	390,739	526,192	1,110,996
Manufacturing [Member] | Flooring [Member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	4,204,279	7,585,698	7,771,130
Manufacturing [Member] | Decking [Member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	3,945,418	8,040,685	7,513,870
Manufacturing [Member] | Sawn Timber [Member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	1,334,765	1,747,593	2,566,690
Unallocated [Member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue
Reportable segment results	(2,196,001)	(2,586,191)	(1,276,507)
Unallocated [Member] | Logs [Member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue
Unallocated [Member] | Flooring [Member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue
Unallocated [Member] | Decking [Member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue
Unallocated [Member] | Sawn Timber [Member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue
Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	25,456,775	55,339,277	47,684,127
Reportable segment results	(11,976,182)	5,210,820	1,960,543
Reportable segments [member] | Logs [Member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	10,414,989	27,798,257	21,145,998
Reportable segments [member] | Flooring [Member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	6,048,912	11,993,435	11,939,024
Reportable segments [member] | Decking [Member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	7,658,109	13,799,992	12,032,415
Reportable segments [member] | Sawn Timber [Member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	$ 1,334,765	$ 1,747,593	$ 2,566,690